Segment Reporting - Financials (Details) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Segment Reporting
Number of operating segments | item			2
Revenue			$ 1,020.2	$ 844.1
Income/(expenses)
Costs of sales			158.8	144.8
Depletion and depreciation			241.0	263.2
Gross profit			620.4	436.1
Other operating (income)/expenses
General and administrative expenses			28.8	28.8
Impairment of royalty, streams and working interests	$ 271.7	$ 271.7	262.1
Gain on sale of bullion			(7.0)	(2.9)
Foreign exchange (gain) loss and other (income) expenses			(2.8)	(2.8)
Income before finance items and income taxes			339.3	413.0
Finance items
Finance income			3.7	3.5
Finance expenses			(3.5)	(10.6)
Net income before income taxes			339.5	405.9
Operating Segments
Segment Reporting
Revenue			1,020.2	844.1
Income/(expenses)
Costs of sales			158.8	144.8
Depletion and depreciation			238.7	259.7
Gross profit			622.7	439.6
Other operating (income)/expenses
General and administrative expenses			28.8	28.8
Impairment of royalty, streams and working interests			262.1
Gain on sale of bullion			(7.0)	(2.9)
Depreciation			2.3	3.5
Foreign exchange (gain) loss and other (income) expenses			(2.8)	(2.8)
Income before finance items and income taxes			339.3	413.0
Finance items
Finance income			3.7	3.5
Finance expenses			(3.5)	(10.6)
Net income before income taxes			339.5	405.9
Operating Segments | Mining Segment
Segment Reporting
Revenue			928.5	728.2
Income/(expenses)
Costs of sales			152.4	137.5
Depletion and depreciation			193.8	210.7
Gross profit			582.3	380.0
Operating Segments | Energy Segment
Segment Reporting
Revenue			91.7	115.9
Income/(expenses)
Costs of sales			6.4	7.3
Depletion and depreciation			44.9	49.0
Gross profit			$ 40.4	$ 59.6